Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “Compensation Actually Paid” and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, see “Executive Compensation—Compensation Discussion and Analysis.”

Fiscal Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4)	Value of Initial Fixed $100 Investment on October 1, 2020 Based On:		Net Income (in $m)(7)	Adjusted EPS (in $)(8)
					Total Shareholder Return ($) (5)	Peer Group Total Shareholder Return ($) (6)

2023	5,316,809	7,367,248	1,624,911	1,918,832	176	133	1,411	1.18

2022	5,294,758	3,249,815	1,615,493	1,334,444	138	117	424	2.06

2021	5,747,615	12,776,238	1,297,534	2,210,204	167	140	420	1.73

(1)	Represents the amount reported for each of the corresponding years in the “Total” column of the Summary Compensation Table for Mr. Mitchell, the Company’s CEO.

(2)
Represents the amount of “Compensation Actually Paid” to Mr. Mitchell, as computed in accordance with Item 402(v) of Regulation
S-K.
This amount does not reflect the total compensation actually realized or received by Mr. Mitchell. In accordance with Item 402(v) of Regulation
S-K,
these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2023	2022	2021

Summary Compensation Table Total	5,316,809	5,294,758	5,747,615

Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(2,941,867)	(2,963,993)	(2,992,063)

Less, change in pension value and Non-Qualified Deferred Compensation earnings	0	0	0

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	2,746,714	2,284,525	5,891,221

Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	717,627	(948,953)	2,462,219

Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	1,521,859	(444,178)	1,632,946

Plus, change in dividends accrued	6,107	27,656	34,301

Compensation Actually Paid to Mr. Mitchell	7,367,248	3,249,815	12,776,238

(3)
Represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Mitchell) for each of the corresponding years in the “Total” column of the Summary Compensation Table. The names of each of the NEOs included for these purposes in each applicable year are as follows:

Year	PEO	NEOs included in Average
2023	Samuel J. Mitchell, Jr.	Mary E. Meixelsperger, Lori A Flees, Julie M. O’Daniel, Heidi J. Matheys,
2022	Samuel J. Mitchell, Jr.	Mary E. Meixelsperger, Lori A Flees, Julie M. O’Daniel, Jamal K. Muashsher
2021	Samuel J. Mitchell, Jr.	Mary E. Meixelsperger, Julie M. O’Daniel, Crag A. Moughler, Thomas A. Gerrald II, Anthony Puckett

(4)
Represents the average amount of “Compensation Actually Paid” to the NEOs as a group (excluding Mr. Mitchell), as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with Item 402(v) of Regulation
S-K,
these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2023	2022	2021

Average Summary Compensation Table Total	1,624,911	1,615,493	1,297,534

Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(628,597)	(639,430)	(385,342)

Less, change in pension value and Non-Qualified Deferred Compensation earnings	(354)	(278)	(7,487)

Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	586,898	519,947	717,368

Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	145,078	(111,663)	375,239

Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	189,379	(54,158)	206,265

Plus, change in dividends accrued	1,517	4,534	6,628

Average Compensation Actually Paid to Non-PEO NEOs	1,918,832	1,334,444	2,210,204

(5)
Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is October 1, 2020.

(6)	The peer group used for this purpose is the following published industry index: S&P Midcap 400 Index.

(7)
Represents the amount of Net Income reflected in the Company’s audited financial statements for the applicable year. In fiscal 2023, the Company sold the Valvoline Global Products business, which created a significant increase to Net Income from the gain on the sale.

(8)
Adjusted EPS is a
non-GAAP
measure. In fiscal 2023, Adjusted EPS reflects adjustments made following the sale of the Valvoline Global Products business. Adjusted EPS is defined as diluted earnings per share calculated using adjusted income from continuing operations.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(3)
Represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Mitchell) for each of the corresponding years in the “Total” column of the Summary Compensation Table. The names of each of the NEOs included for these purposes in each applicable year are as follows:

Year	PEO	NEOs included in Average
2023	Samuel J. Mitchell, Jr.	Mary E. Meixelsperger, Lori A Flees, Julie M. O’Daniel, Heidi J. Matheys,
2022	Samuel J. Mitchell, Jr.	Mary E. Meixelsperger, Lori A Flees, Julie M. O’Daniel, Jamal K. Muashsher
2021	Samuel J. Mitchell, Jr.	Mary E. Meixelsperger, Julie M. O’Daniel, Crag A. Moughler, Thomas A. Gerrald II, Anthony Puckett

Peer Group Issuers, Footnote	The peer group used for this purpose is the following published industry index: S&P Midcap 400 Index.
PEO Total Compensation Amount	$ 5,316,809	$ 5,294,758	$ 5,747,615
PEO Actually Paid Compensation Amount	$ 7,367,248	3,249,815	12,776,238
Adjustment To PEO Compensation, Footnote	Represents the amount of “Compensation Actually Paid” to Mr. Mitchell, as computed in accordance with Item 402(v) of Regulation
S-K.
This amount does not reflect the total compensation actually realized or received by Mr. Mitchell. In accordance with Item 402(v) of Regulation
S-K,
these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2023	2022	2021

Summary Compensation Table Total	5,316,809	5,294,758	5,747,615

Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(2,941,867)	(2,963,993)	(2,992,063)

Less, change in pension value and Non-Qualified Deferred Compensation earnings	0	0	0

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	2,746,714	2,284,525	5,891,221

Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	717,627	(948,953)	2,462,219

Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	1,521,859	(444,178)	1,632,946

Plus, change in dividends accrued	6,107	27,656	34,301

Compensation Actually Paid to Mr. Mitchell	7,367,248	3,249,815	12,776,238

Non-PEO NEO Average Total Compensation Amount	$ 1,624,911	1,615,493	1,297,534
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,918,832	1,334,444	2,210,204
Adjustment to Non-PEO NEO Compensation Footnote	Represents the average amount of “Compensation Actually Paid” to the NEOs as a group (excluding Mr. Mitchell), as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with Item 402(v) of Regulation
S-K,
these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2023	2022	2021

Average Summary Compensation Table Total	1,624,911	1,615,493	1,297,534

Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(628,597)	(639,430)	(385,342)

Less, change in pension value and Non-Qualified Deferred Compensation earnings	(354)	(278)	(7,487)

Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	586,898	519,947	717,368

Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	145,078	(111,663)	375,239

Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	189,379	(54,158)	206,265

Plus, change in dividends accrued	1,517	4,534	6,628

Average Compensation Actually Paid to Non-PEO NEOs	1,918,832	1,334,444	2,210,204

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Company TSR and Peer Group TSR
The following graph provides an illustration of the relationship between Compensation Actually Paid for the PEO and average non-PEO
NEO and the Total Shareholder Return of Valvoline and the S&P MidCap 400 Index for the fiscal years ended September 30, 2023, 2022, and 2021.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following graph provides an illustration of the relationship between Compensation Actually Paid for the PEO and average non-PEO
NEO and the Company’s Net Income for the fiscal years ended September 30, 2023, 2022, and 2021.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EPS
The following graph provides an illustration of the relationship between Compensation Actually Paid for the PEO and average non-PEO
NEO and the Company’s Adjusted EPS for the fiscal years ended September 30, 2023, 2022, and 2021.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid vs. Company TSR and Peer Group TSR
The following graph provides an illustration of the relationship between Compensation Actually Paid for the PEO and average non-PEO
NEO and the Total Shareholder Return of Valvoline and the S&P MidCap 400 Index for the fiscal years ended September 30, 2023, 2022, and 2021.

Tabular List, Table
Financial Performance Measures
As described in greater detail under “Executive Compensation—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Adjusted EPS

•	Adjusted Net Income

•	Net Sales

•	Adjusted EBIT

•	TSR

Total Shareholder Return Amount	$ 176	138	167
Peer Group Total Shareholder Return Amount	133	117	140
Net Income (Loss)	$ 1,411,000,000	$ 424,000,000	$ 420,000,000
Company Selected Measure Amount	1.18	2.06	1.73
PEO Name	Samuel J. Mitchell, Jr.	Samuel J. Mitchell, Jr.	Samuel J. Mitchell, Jr.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	Adjusted EPS is a
non-GAAP
	measure. In fiscal 2023, Adjusted EPS reflects adjustments made following the sale of the Valvoline Global Products business. Adjusted EPS is defined as diluted earnings per share calculated using adjusted income from continuing operations.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBIT
Measure:: 5
Pay vs Performance Disclosure
Name	TSR
PEO | Value of Stock Awards and Option Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,941,867)	$ (2,963,993)	$ (2,992,063)
PEO | Change in Pension Value and Non Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,746,714	2,284,525	5,891,221
PEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	717,627	(948,953)	2,462,219
PEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,521,859	(444,178)	1,632,946
PEO | Change in Dividends Accrued [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,107	27,656	34,301
Non-PEO NEO | Value of Stock Awards and Option Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(628,597)	(639,430)	(385,342)
Non-PEO NEO | Change in Pension Value and Non Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(354)	(278)	(7,487)
Non-PEO NEO | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	586,898	519,947	717,368
Non-PEO NEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	145,078	(111,663)	375,239
Non-PEO NEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	189,379	(54,158)	206,265
Non-PEO NEO | Change in Dividends Accrued [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,517	$ 4,534	$ 6,628